GOODWILL - Schedule of Goodwill Allocation (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) GW MW	Dec. 31, 2023 USD ($) MW	Dec. 14, 2023 MW GW	Dec. 31, 2022 GW MW	Sep. 28, 2022 MW	Mar. 31, 2021 MW
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 6,019	$ 5,434	$ 1,944
Neoen
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	5,210	$ 4,742
Utility-scale solar | GW		20
U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Utility-scale solar & storage		3.5		260
Near-term development power capacity | MW				800
Late-stage project power capacity | GW				3
4.5 GW Operating And Under Construction, Asia-Pacific
Disclosure of detailed information about intangible assets [line items]
Utility-scale solar | GW		4.5
5.2 MW Operating And 2.5 GW Under Construction
Disclosure of detailed information about intangible assets [line items]
Operating and under construction assets, power capacity | MW		524
Utility-scale solar | GW		2.5
341 MW Operating And 2.2 GW Under Construction
Disclosure of detailed information about intangible assets [line items]
Operating and under construction assets, power capacity | MW		341
Utility-scale solar | GW		2.2
600 MW Portfolio Of Operating Solar Assets
Disclosure of detailed information about intangible assets [line items]
Operating and under construction assets, power capacity | MW			600
U.S. Utility-scale Solar
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	381	$ 307
U.S. Utility-scale Solar | U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	71	0
U.S. Utility-scale Solar | 20 Megawatt Acquisitions
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	307	307
Operating and under construction assets, power capacity | MW					20
U.S. Distrusted Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	236	351
U.S. Distrusted Generation | 360 MW and 700 MW Acquisitions
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	0	115
Operating and under construction assets, power capacity | MW							360
Development assets, power capacity | MW							700
U.S. Distrusted Generation | 500 MW Acquisition
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	236	236
Operating and under construction assets, power capacity | MW						500
U.S. Distrusted Generation | 1.8 GW U.S. Distribution Generation Portfolio
Disclosure of detailed information about intangible assets [line items]
Utility-scale solar | MW						1.8
U.S Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	9	9
Europe Storage
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	149	139
Europe Utility-scale solar
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	116	105
Fair value less costs of disposal	94	82
Europe Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	79	73
APAC Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	8	109
APAC Wind | 4.5 GW Operating And Under Construction, Asia-Pacific
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	0	100
APAC Wind | 5.2 MW Operating And 2.5 GW Under Construction
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	8	9
APAC Solar
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	21	102
APAC Solar | 4.5 GW Operating And Under Construction, Asia-Pacific
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	0	80
APAC Solar | 5.2 MW Operating And 2.5 GW Under Construction
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	13	14
APAC Distributed Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	3	26
APAC Distributed Generation | 4.5 GW Operating And Under Construction, Asia-Pacific
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	0	22
Chile Distributed Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	16	16
Australia Wind | Neoen
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	900	921
Australia Storage | Neoen
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	735	377
Rest of the World Solar | Neoen
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	1,121	1,338
Rest of the World Storage | Neoen
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	1,025	404
Rest of the World Wind | Neoen
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	411	465
Colombia Hydroelectric
Disclosure of detailed information about intangible assets [line items]
Goodwill, non-core	715	610
Solar | U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	44	40
Wind | U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	79	73
Storage | U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	149	139
Europe Solar, Wind And Storage | U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Utility-scale solar & storage | MW				260
Near-term development power capacity | MW				800
Late-stage project power capacity | GW				3
Europe Solar, Wind And Storage | 1.7 GW Germany Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	72	64
Utility-scale solar | GW					1.7
APAC Wind, Solar And Distributed Generation | 341 MW Operating And 2.2 GW Under Construction
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	3	3
APAC Wind, Solar And Distributed Generation | 600 MW Portfolio Of Operating Solar Assets
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 8	$ 8